NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	2,810,210	2,926,944	4,281,474
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,200,912,670	1,139,377,763	1,104,899,411
Net income per share attributable to ordinary shareholders of the Company - basic	2.34	2.57	3.88
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	2,810,210	2,926,944	4,281,474
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,200,912,670	1,139,377,763	1,104,899,411
Dilutive effect of share options and restricted share units	18,759,838	11,643,934	14,754,160
Weighted average number of ordinary shares outstanding - diluted	1,219,672,508	1,151,021,697	1,119,653,571
Net income per share attributable to ordinary shareholders of the Company - diluted	2.30	2.54	3.82